INVESTMENT IN OTHER COMPANY	12 Months Ended
Dec. 31, 2020
Investment In Other Company
INVESTMENT IN OTHER COMPANY

NOTE 5 - INVESTMENT IN OTHER COMPANY

On August 14, 2020, Todos Singapore entered into subscription agreement with Pathnova Laboratories PTE Ltd (“Pathnova”) under which Todos Singapore has agreed to invest in Pathnova up to SGD3,000 based on the investment payments schedule as determined in the subscription agreement, for subscribing up to 4,615,385 subscription shares of Pathnova. As of December 31, 2020, the Company is not required or entitled to invest further amounts under the subscription agreement except the below investment amount that was occurred.

As of December 31, 2020, 461,538 ordinary shares of Pathnova have been issued to Todos Singapore for total investment amount of SGD300 (approximately $224), representing percentage shareholding of 4.38% on regular basis.

Management has determined that its holding in Pathnova does not entitle the Company to significant influence over Pathnova and accordingly the Company accounted for its investment in Pathnova in accordance with the provisions of ASC Topic 321 “Investment-Equity Securities”, as equity investment without readily determinable fair value.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)